Maturity Analysis of the earliest contractual undiscounted cash flows of Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Maturity Analysis of the earliest contractual undiscounted cash flows of Financial Liabilities [Abstract]
Maturity Analysis of Financial Liabilities (IFRS) [text block table]	Dec 31, 2022 in € m. On demand Due within3 months Due between3 and 12months Due between1 and 5 years Due after5 years Noninterest bearing deposits 253,989 0 0 0 0 Interest bearing deposits 131,941 132,641 92,816 16,414 9,735 Trading liabilities1 50,664 0 0 0 0 Negative market values from derivative financialinstruments1 282,418 0 0 0 0 Financial liabilities designated at fair valuethrough profit or loss 24,942 19,335 4,696 4,082 3,478 Investment contract liabilities2 0 0 469 0 0 Negative market values from derivative financialinstruments qualifying for hedge accounting3 0 325 186 61 149 Central bank funds purchased 0 0 0 0 0 Securities sold under repurchase agreements 3,603 398 21 41 15 Securities loaned 12 1 0 0 0 Other short-term borrowings 3,003 2,149 142 0 0 Long-term debt 1 34,050 17,377 71,882 22,529 Trust preferred securities 0 0 514 0 0 Lease liabilities 36 144 453 1,613 3,214 Other financial liabilities 90,334 1,655 2,023 453 15 Off-balance sheet loan commitments 192,286 0 0 0 0 Financial guarantees 28,083 0 0 0 0 Total4 1,061,314 190,698 118,696 94,546 39,135 1 Trading liabilities and derivatives not qualifying for hedge accounting balances are recorded at fair value. The Group believes that this best represents the cash flow that would have to be paid if these positions had to be closed out. Trading liabilities and derivatives not qualifying for hedge accounting balances are shown within “on demand” which Group’s management believes most accurately reflects the short-term nature of trading activities. The contractual maturity of the instruments may however extend over significantly longer periods. 2 These are investment contracts where the policy terms and conditions result in their redemption value equaling fair value. 3 Derivatives designated for hedge accounting are recorded at fair value and are shown in the time bucket at which the hedged relationship is expected to terminate. 4 The balances in the table do not agree to the numbers in the Group’s balance sheet as the cash flows included in the table are undiscounted. This analysis represents the worst case scenario for the Group if the Group was required to repay all liabilities earlier than expected. The Group believes that the likelihood of such an event occurring is remote. Dec 31, 2021 in € m. On demand Due within3 months Due between3 and 12months Due between1 and 5 years Due after5 years Noninterest bearing deposits 226,091 0 0 0 0 Interest bearing deposits 169,144 118,909 71,020 12,195 10,015 Trading liabilities1 54,676 0 0 0 0 Negative market values from derivative financialinstruments1 287,109 0 0 0 0 Financial liabilities designated at fair valuethrough profit or loss 30,911 7,582 16,764 2,249 2,438 Investment contract liabilities2 0 0 562 0 0 Negative market values from derivative financialinstruments qualifying for hedge accounting3 0 678 423 286 79 Central bank funds purchased 0 0 0 0 0 Securities sold under repurchase agreements 227 33 40 448 8 Securities loaned 24 0 0 0 0 Other short-term borrowings 2,676 953 607 0 0 Long-term debt 0 36,692 14,770 71,239 31,449 Trust preferred securities 0 0 529 0 0 Lease liabilities 37 142 503 1,750 2,082 Other financial liabilities 78,311 3,225 337 456 12 Off-balance sheet loan commitments 175,114 0 0 0 0 Financial guarantees 24,024 0 0 0 0 Total4 1,048,344 168,213 105,556 88,623 46,083 1 Trading liabilities and derivatives not qualifying for hedge accounting balances are recorded at fair value. The Group believes that this best represents the cash flow that would have to be paid if these positions had to be closed out. Trading liabilities and derivatives not qualifying for hedge accounting balances are shown within “on demand” which Group’s management believes most accurately reflects the short-term nature of trading activities. The contractual maturity of the instruments may however extend over significantly longer periods. 2 These are investment contracts where the policy terms and conditions result in their redemption value equaling fair value. 3 Derivatives designated for hedge accounting are recorded at fair value and are shown in the time bucket at which the hedged relationship is expected to terminate. 4 The balances in the table do not agree to the numbers in the Group’s balance sheet as the cash flows included in the table are undiscounted. This analysis represents the worst case scenario for the Group if the Group was required to repay all liabilities earlier than expected. The Group believes that the likelihood of such an event occurring is remote.